Leases - Maturities of Operating Lease Liabilities (Details) $ in Millions	Nov. 30, 2022 USD ($)
Leases [Abstract]
2023	$ 198
2024	199
2025	180
2026	167
2027	144
Thereafter	965
Total lease payments	1,853
Less: Present value discount	(518)
Present value of lease liabilities	$ 1,335